Assets and Liabilities Held for Sale - Summary of Assets and Liabilities Classified as Held for Sale (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current Assets Held for Sale [Line Items]
Goodwill and intangibles	€ 28,401	€ 27,433
Property, plant and equipment	10,411	11,673
Deferred tax assets	1,085	1,354
Other non-current assets	557	718
Current assets
Inventories	3,962	4,278
Trade and other receivables	5,222	5,102
Current tax assets	488	317
Cash and cash equivalents	3,317	3,382
Current assets	16,983	13,884
Assets held for sale	3,224	206
Current liabilities
Trade payables and other current liabilities	13,426	13,871
Current tax liabilities	1,088	844
Total current liabilities	23,177	20,556
Non-current liabilities
Provisions	794	1,033
Deferred tax liabilities	1,913	2,061
Total non-current liabilities	22,721	18,893
Liabilities held for sale	170	1
Non-Current Assets Held for Sale [Member]
Non-current Assets Held for Sale [Line Items]
Property, plant and equipment	30	22
Disposal Groups Held for Sale [Member]
Non-current Assets Held for Sale [Line Items]
Goodwill and intangibles	2,311	98
Property, plant and equipment	552	46
Deferred tax assets	145
Other non-current assets	1
Total non-current assets	3,009	144
Current assets
Inventories	130	34
Trade and other receivables	18	1
Current tax assets	13
Cash and cash equivalents	19
Other	5	5
Current assets	185	40
Assets held for sale	3,224	206
Current liabilities
Trade payables and other current liabilities	106	1
Current tax liabilities	11
Provisions	1
Total current liabilities	118	1
Non-current liabilities
Pensions and post-retirement healthcare liabilities	9
Provisions	1
Deferred tax liabilities	42
Total non-current liabilities	52
Liabilities held for sale	170	€ 1
Spreads [Member] | Disposal Groups Held for Sale [Member]
Non-current Assets Held for Sale [Line Items]
Goodwill and intangibles	2,311
Property, plant and equipment	548
Deferred tax assets	145
Other non-current assets	1
Total non-current assets	3,005
Current assets
Inventories	130
Trade and other receivables	17
Current tax assets	13
Cash and cash equivalents	19
Current assets	179
Assets held for sale	3,184
Current liabilities
Trade payables and other current liabilities	106
Current tax liabilities	11
Provisions	1
Total current liabilities	118
Non-current liabilities
Pensions and post-retirement healthcare liabilities	9
Provisions	1
Deferred tax liabilities	42
Total non-current liabilities	52
Liabilities held for sale	€ 170